SHAREHOLDERS' EQUITY - Narratives (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended			18 Months Ended
	Jul. 17, 2024 $ / shares shares	Jul. 22, 2023	Jul. 19, 2023 USD ($) $ / shares shares	Jul. 07, 2023	Apr. 01, 2020	Feb. 28, 2022 class Vote shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Jul. 07, 2023
Grant of share options, restricted shares under plan
Number of classes of common stock | class						2
Ratio for issuance of class B shares to class A shares post dual classification						1
Number of class B shares for each class A shares post dual classification						1
Ratio for issuance of additional shares for each Redeemable A shares						1
Forward share split										15.396
Issuance of bonus shares				14.396
Shares subject market condition							6,462,003
2023 incentive award plan
Grant of share options, restricted shares under plan
Common stock, capital shares reserved for future issuance							4,307,070
Employee share purchase plan 2023
Grant of share options, restricted shares under plan
Common stock, capital shares reserved for future issuance							1,131,000,000
Employee stock options
Grant of share options, restricted shares under plan
Weighted-average grant date fair value of options granted | $ / shares							$ 8.59	$ 14.47	$ 3.51
Employee stock options | 2020 Equity incentive plan
Grant of share options, restricted shares under plan
Options vesting period					4 years
Employee stock options | 2020 Equity incentive plan | Minimum
Grant of share options, restricted shares under plan
Contractual terms					5 years
Employee stock options | 2020 Equity incentive plan | Maximum
Grant of share options, restricted shares under plan
Contractual terms					10 years
Employee stock options | 2023 incentive award plan
Grant of share options, restricted shares under plan
Options vesting period		4 years
Employee stock options | 2023 incentive award plan | Minimum
Grant of share options, restricted shares under plan
Contractual terms		5 years
Employee stock options | 2023 incentive award plan | Maximum
Grant of share options, restricted shares under plan
Contractual terms		10 years
Employee stock options | 2020 and 2023 incentive award plan
Grant of share options, restricted shares under plan
Total unrecognized compensation cost related to RSUs granted | $							$ 50,789
Expense is expected to be recognized over a period							4 years
Restricted Stock Units (RSUs)
Grant of share options, restricted shares under plan
Weighted average grant date fair | $ / shares							$ 27.98
Restricted Stock Units (RSUs) | 2020 and 2023 incentive award plan
Grant of share options, restricted shares under plan
Total unrecognized compensation cost related to RSUs granted | $							$ 27,966
Expense is expected to be recognized over a period							4 years
Performance Shares
Grant of share options, restricted shares under plan
Weighted average grant date fair | $ / shares							$ 27.98
Class A ordinary shares
Grant of share options, restricted shares under plan
Stock issued during period, shares, conversion of convertible securities							2,503,183	12,166,519
Reclassifications of temporary to permanent equity, shares			983,861
Class A ordinary shares | Digital Securities
Grant of share options, restricted shares under plan
Stock issued during period, shares, conversion of convertible securities	23,142
Share price | $ / shares	$ 35.00
Class A ordinary shares | IPO
Grant of share options, restricted shares under plan
Issuance of ordinary shares in connection (in shares)			1,754,385
Share price | $ / shares			$ 35.00
Proceeds from initial public offering | $			$ 50,299
Class B ordinary shares
Grant of share options, restricted shares under plan
Number of votes for each share of common stock | Vote						10
Redeemable A shares
Grant of share options, restricted shares under plan
Aggregated redemption value | $							$ 12,000